Risk Management (Details) SFr in Millions, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2022 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CLP ($)
Risk Management (Details) [Line Items]
Market risk trading portfolio, description		For the Bank, the VaR estimate is made under the historical simulation methodology, which consists of observing the behavior of the profits and losses that would have occurred in the current portfolio if the market conditions for a given historical period had been in force, in order to infer the maximum loss on the basis of that information, with a given degree of confidence. The methodology has the advantage of precisely reflecting the historical distribution of the market variables and not requiring any assumptions regarding the distribution of specific probabilities. All the VaR measures are intended to determine the distribution function for a change in the value of a given portfolio, and once that distribution is known, to calculate the percentile related to the necessary degree of confidence, which will be equal to the value at risk by virtue of those parameters. As calculated by the Bank, the VaR is an estimate of the maximum expected loss of market value for a given portfolio over a 1–day horizon, with a 99.00% confidence level. It is the maximum 1–day loss that the Bank could expect to experience in a given portfolio, with a 99.00% confidence level. In other words, it is the loss that the Bank would expect to experience only 1.0% of the time. The VaR provides a single estimate of market risk which is not comparable from one market risk to another. Returns are calculated through the use of a 2–year time window or at least 520 data points obtained since the last reference date for calculation of the VaR going backward in time.	For the Bank, the VaR estimate is made under the historical simulation methodology, which consists of observing the behavior of the profits and losses that would have occurred in the current portfolio if the market conditions for a given historical period had been in force, in order to infer the maximum loss on the basis of that information, with a given degree of confidence. The methodology has the advantage of precisely reflecting the historical distribution of the market variables and not requiring any assumptions regarding the distribution of specific probabilities. All the VaR measures are intended to determine the distribution function for a change in the value of a given portfolio, and once that distribution is known, to calculate the percentile related to the necessary degree of confidence, which will be equal to the value at risk by virtue of those parameters. As calculated by the Bank, the VaR is an estimate of the maximum expected loss of market value for a given portfolio over a 1–day horizon, with a 99.00% confidence level. It is the maximum 1–day loss that the Bank could expect to experience in a given portfolio, with a 99.00% confidence level. In other words, it is the loss that the Bank would expect to experience only 1.0% of the time. The VaR provides a single estimate of market risk which is not comparable from one market risk to another. Returns are calculated through the use of a 2–year time window or at least 520 data points obtained since the last reference date for calculation of the VaR going backward in time.	For the Bank, the VaR estimate is made under the historical simulation methodology, which consists of observing the behavior of the profits and losses that would have occurred in the current portfolio if the market conditions for a given historical period had been in force, in order to infer the maximum loss on the basis of that information, with a given degree of confidence. The methodology has the advantage of precisely reflecting the historical distribution of the market variables and not requiring any assumptions regarding the distribution of specific probabilities. All the VaR measures are intended to determine the distribution function for a change in the value of a given portfolio, and once that distribution is known, to calculate the percentile related to the necessary degree of confidence, which will be equal to the value at risk by virtue of those parameters. As calculated by the Bank, the VaR is an estimate of the maximum expected loss of market value for a given portfolio over a 1–day horizon, with a 99.00% confidence level. It is the maximum 1–day loss that the Bank could expect to experience in a given portfolio, with a 99.00% confidence level. In other words, it is the loss that the Bank would expect to experience only 1.0% of the time. The VaR provides a single estimate of market risk which is not comparable from one market risk to another. Returns are calculated through the use of a 2–year time window or at least 520 data points obtained since the last reference date for calculation of the VaR going backward in time.
Inflation risk percentage		30.00%	30.00%	30.00%
long-term interest rate risk percentage		35.00%	35.00%	35.00%
Short-term interest rate risk percentage		30.00%	30.00%	30.00%
Total investment percentage		99.00%	99.00%	99.00%
Portfolios percentage		100.00%	100.00%	100.00%
ECL allowance (in Pesos)		$ 1,222
Exposure at default amount (in Pesos)		$ 64,475
Individual basis commercial loans, description		As of December 31, 2022, the expected credit losses related to corporate commercial loans includes MCh$105,837 measured from cash flow discounted methodology (MCh$87,418 in 2021).	As of December 31, 2022, the expected credit losses related to corporate commercial loans includes MCh$105,837 measured from cash flow discounted methodology (MCh$87,418 in 2021).	As of December 31, 2022, the expected credit losses related to corporate commercial loans includes MCh$105,837 measured from cash flow discounted methodology (MCh$87,418 in 2021).
Credit loss allowance (in Pesos)	$ 91,351	$ 91,351
Post-model adjustments for amount (in Pesos)		59,000
Increase to provision (in Pesos)		$ 43,000
Maximum percentage of provisions on renegotiated loans		97.00%	97.00%	97.00%
Probabilities percentage		100.00%	100.00%	100.00%
Post-model adjustement amount (in Pesos)	$ 73,000
Lieu of payment (in Pesos)		$ 35,622				$ 27,414
Lieu of payment, gross (in Pesos)		36,804				27,820
Lieu of payment, allowance (in Pesos)		$ 1,182				$ 406
Derivative instruments amount (in Dollars)			$ 9,037
Derivative instruments percentage		11.22%	11.22%	11.22%
Gradually implemented percentage		100.00%	100.00%	100.00%
RCL indicator percentage		100.00%	100.00%	100.00%
Central bank, description		The Central Bank and the CMF defined a minimum NSFR level of 60% for 2022, reaching 100% by 2026.	The Central Bank and the CMF defined a minimum NSFR level of 60% for 2022, reaching 100% by 2026.	The Central Bank and the CMF defined a minimum NSFR level of 60% for 2022, reaching 100% by 2026.
Maintain reserves percentage		40.00%	40.00%	40.00%
Demand deposits percneteg		20.00%	20.00%	20.00%
Regulatory capital percentage		100.00%	100.00%	100.00%
Maintain technical amount (in Dollars)			$ 0		$ 4,278,104
Deposits percentage		0.00%	0.00%	0.00%	15.30%
General banking law description		According to the new General Banking Law (updated through Law 21,130), the minimum capital requirements have increased in terms of quantity and quality. Total regulatory capital remains at 8% of risk-weighted assets, but includes credit, market and operational risk. The minimum Tier 1 capital increased from 4.5% to 6% of risk-weighted assets, of which up to 1.5% may be Additional Tier 1 (AT1), either in the form of preferred stocks or perpetual bonds, which may be convertible into shares. Tier 2 capital is now set at 2% of risk-weighted assets.	According to the new General Banking Law (updated through Law 21,130), the minimum capital requirements have increased in terms of quantity and quality. Total regulatory capital remains at 8% of risk-weighted assets, but includes credit, market and operational risk. The minimum Tier 1 capital increased from 4.5% to 6% of risk-weighted assets, of which up to 1.5% may be Additional Tier 1 (AT1), either in the form of preferred stocks or perpetual bonds, which may be convertible into shares. Tier 2 capital is now set at 2% of risk-weighted assets.	According to the new General Banking Law (updated through Law 21,130), the minimum capital requirements have increased in terms of quantity and quality. Total regulatory capital remains at 8% of risk-weighted assets, but includes credit, market and operational risk. The minimum Tier 1 capital increased from 4.5% to 6% of risk-weighted assets, of which up to 1.5% may be Additional Tier 1 (AT1), either in the form of preferred stocks or perpetual bonds, which may be convertible into shares. Tier 2 capital is now set at 2% of risk-weighted assets.
Risk-weighted asset percentage		2.50%
Capital adequacy requirement, description		Under the General Banking Law, banks must maintain regulatory capital of at least 8% of risk-weighted assets, net of required credit losses, as well as a paid-in capital and reserve requirement (“tire capital”) of at least 3% of total assets, also net of credit losses. Regulatory capital and basic capital are calculated on the basis of the Consolidated Financial Statements. As we are the result of a merger between two predecessors with significant market shares in the Chilean market, we are currently required to maintain a minimum regulatory capital to risk-weighted assets ratio of 11%. Regulatory capital is defined as the aggregate of: -the paid-in capital and reserves of a bank, excluding capital attributable to foreign subsidiaries and branches or core capital; -subordinated bonds, valued at their placement price (but decreasing by 20.0% for each year during the period beginning six years before maturity), for an amount of up to 50.0% of its basic capital; -voluntary provisions for credit losses in the amount of up to 1.25% of risk-weighted assets.	Under the General Banking Law, banks must maintain regulatory capital of at least 8% of risk-weighted assets, net of required credit losses, as well as a paid-in capital and reserve requirement (“tire capital”) of at least 3% of total assets, also net of credit losses. Regulatory capital and basic capital are calculated on the basis of the Consolidated Financial Statements. As we are the result of a merger between two predecessors with significant market shares in the Chilean market, we are currently required to maintain a minimum regulatory capital to risk-weighted assets ratio of 11%. Regulatory capital is defined as the aggregate of: -the paid-in capital and reserves of a bank, excluding capital attributable to foreign subsidiaries and branches or core capital; -subordinated bonds, valued at their placement price (but decreasing by 20.0% for each year during the period beginning six years before maturity), for an amount of up to 50.0% of its basic capital; -voluntary provisions for credit losses in the amount of up to 1.25% of risk-weighted assets.	Under the General Banking Law, banks must maintain regulatory capital of at least 8% of risk-weighted assets, net of required credit losses, as well as a paid-in capital and reserve requirement (“tire capital”) of at least 3% of total assets, also net of credit losses. Regulatory capital and basic capital are calculated on the basis of the Consolidated Financial Statements. As we are the result of a merger between two predecessors with significant market shares in the Chilean market, we are currently required to maintain a minimum regulatory capital to risk-weighted assets ratio of 11%. Regulatory capital is defined as the aggregate of: -the paid-in capital and reserves of a bank, excluding capital attributable to foreign subsidiaries and branches or core capital; -subordinated bonds, valued at their placement price (but decreasing by 20.0% for each year during the period beginning six years before maturity), for an amount of up to 50.0% of its basic capital; -voluntary provisions for credit losses in the amount of up to 1.25% of risk-weighted assets.
Percentage of basic capital						8.00%
Minimum [Member]
Risk Management (Details) [Line Items]
Annual interest rate		0.60%
Maximum [Member]
Risk Management (Details) [Line Items]
Annual interest rate		7.20%
General Banking [Member]
Risk Management (Details) [Line Items]
Paid-in capital and reserves			$ 28	SFr 26,469
Chilean Central Bank [Member]
Risk Management (Details) [Line Items]
Risk-weighted asset percentage		2.50%